Fair value measurement (Details 3) - CNY (¥) ¥ in Millions		12 Months Ended					24 Months Ended	48 Months Ended	60 Months Ended
	Nov. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021
Investment securities
Unrealized gain/(loss) of the investment securities		¥ 9,344	¥ 18,722	¥ 3,414
Accumulated Impairment of Measurement Alternative		2,779	2,660					¥ 2,660	¥ 2,779
China Unicom
Investment securities
Total consideration for the investment						¥ 5,000
Unrealized gain/(loss) of the investment securities		(388)	(1,047)	527
Vipshop
Investment securities
Total consideration for the investment						¥ 2,795	¥ 1,122
Unrealized gain/(loss) of the investment securities		(6,560)	¥ 4,272	3,082
Farfetch
Investment securities
Total consideration for the investment								2,975
Percentage of disposal			44.20%
Unrealized gain/(loss) of the investment securities			¥ 8,427	(2,091)
Realized gain of investment									13,308
ESR cayman limited
Investment securities
Total consideration for the investment					¥ 1,952
Percentage of disposal	3.40%		8.00%
Unrealized gain/(loss) of the investment securities		(396)	¥ 1,632	1,777
Significant Other Observable Inputs (Level 2)
Investment securities
Unsecured senior notes		10,020	14,008					14,008	10,020
Fair value of held to maturity debt securities		3,008	17,470					17,470	3,008
Significant Unobservable Inputs (Level 3) | Nonrecurring basis | Others, net
Investment securities
Impairment of investments		119	202	¥ 1,612
Bank Time Deposits [Member] | Significant Other Observable Inputs (Level 2)
Investment securities
Time deposits		39,282	36,473					36,473	39,282
Bank Time Deposits [Member] | Significant Other Observable Inputs (Level 2) | Other Noncurrent Assets [Member]
Investment securities
Investment in time deposit with maturity of more than one year		¥ 5,427	¥ 5,073					¥ 5,073	¥ 5,427